Organization and Business Operation (Details)											3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 16, 2023 USD ($)	Aug. 14, 2023 USD ($) item $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($)	Feb. 16, 2023 shares	Feb. 14, 2023 $ / shares shares	Feb. 13, 2023 USD ($) $ / shares shares	Nov. 25, 2022 USD ($)	Aug. 25, 2022 USD ($)	Nov. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Aug. 17, 2023 USD ($)
Organization and Business Operation
Condition for future business combination number of businesses minimum | item												1		1
Number of units sold | shares														14,375,000
Proceeds from sale of units, net of offering costs													$ 140,087,414
Proceeds from issuance of private placement warrants													7,531,250
Net proceeds from Initial Public Offering and sale of Private Placement Warrants										$ 145,906,250
Share price | $ / shares			$ 9.20							$ 10.15		$ 9.20		$ 9.20
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account												80.00%		0.80%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination												50.00%		0.50%
Minimum net tangible assets			$ 5,000,001									$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent												20		20
Unit Price | $ / shares												$ 10.15		$ 10.15
Redemption period upon closure												10 days		10 days
Maximum allowed dissolution expenses												$ 100,000		$ 100,000
Value of shares redeemed											$ 1,040,287
Cash held outside trust account			122,459									122,459		292,717
Working capital deficit			(3,000,000.0)									(3,000,000.0)		(500,000)
Issuance of Class B common stock to initial Stockholders													25,000
Cash held outside trust account was available to be withdrawn			1,121,870									1,121,870	0	1,733,316
Cash withdrawn from trust account				$ 582,139				$ 374,062	$ 40,747
Cash and securities held in Trust Account			$ 44,766,782									$ 44,766,782	$ 145,913,226	147,639,566
Subsequent Events
Organization and Business Operation
Cash withdrawn from trust account				$ 582,139
Sponsor
Organization and Business Operation
Number of shares provided for allocation | shares						84,994.96
Issue price per remaining share | $ / shares						$ 0.02
Percentage of common stock converted					46.00%
Common shares, shares outstanding (in shares) | shares			7,843,498									7,843,498
Aggregate amount remained in Trust account												$ 43,662,709		$ 43,662,709
Class A common stock
Organization and Business Operation
Common shares, shares outstanding (in shares) | shares			0									0	0	0
Class A common stock | Sponsor
Organization and Business Operation
Number of shares provided for allocation | shares						84,994.96
Issue price per remaining share | $ / shares						$ 0.02
Common shares, shares outstanding (in shares) | shares														7,843,498
Class A common stock | Sponsor | Subsequent Events
Organization and Business Operation
Number of shares owned by stockholders | shares					3,393,750
Percentage of common stock converted					44.40%
Class B common stock
Organization and Business Operation
Common shares, shares outstanding (in shares) | shares			0									0	3,593,750	3,593,750
Class B common stock | Sponsor
Organization and Business Operation
Number of shares owned by stockholders | shares						3,393,750
Number of shares deposited into trust account | shares						200,000
Number of shares converted | shares					200,000
Class B common stock | Sponsor | Subsequent Events
Organization and Business Operation
Number of shares owned by stockholders | shares					3,393,750	3,393,750
Number of shares deposited into trust account | shares						200,000
Voting and Non Redemption agreement
Organization and Business Operation
Number of shares owned by stockholders | shares			3,281,138									3,281,138		3,081,138
Number of shares provided for allocation | shares			820,284									820,284		770,284
Number of shares redeemed | shares												10,125,252		10,125,252
Redemption price per share | $ / shares												$ 10.27		$ 10.27
Value of shares redeemed												$ 104,000,000		$ 104,000,000
Voting and Non Redemption agreement | Subsequent Events
Organization and Business Operation
Number of shares redeemed | shares							10,125,252
Redemption price per share | $ / shares							$ 10.27
Value of shares redeemed							$ 103,900,000
Voting and Non Redemption agreement | Class A common stock
Organization and Business Operation
Ratio to be applied to the stock in the conversion												1		1
Second Extension Redemption | Subsequent Events
Organization and Business Operation
Number of one month extension for business combination approved | item		6
Term of extension for business combination		1 month
Number of shares redeemed | shares		861,019
Redemption price per share | $ / shares		$ 10.56
Value of shares redeemed		$ 9,100,000
Common shares, shares outstanding (in shares) | shares		6,982,479
Aggregate amount remained in Trust account		$ 35,800,000
Additional amount remained in Trust account	$ 135,549
Cash and securities held in Trust Account	$ 36,000,000.0														$ 36,017,036
Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares			$ 1.00									$ 1.00		$ 1.00
Maximum notes convertible into warrants, value			$ 1,500,000									$ 1,500,000
Initial Public Offering
Organization and Business Operation
Number of units sold | shares										14,375,000
Purchase price per unit | $ / shares										$ 10.00
Proceeds from sale of units, net of offering costs										$ 143,750,000
Initial Public Offering | Sponsor
Organization and Business Operation
Issuance of Class B common stock to initial Stockholders			$ 25,000
Private Placement | Private Placement Warrants
Organization and Business Operation
Number of warrants issued | shares										7,531,250
Price of warrant | $ / shares										$ 1.00
Proceeds from issuance of private placement warrants										$ 7,531,250
Over-allotment option
Organization and Business Operation
Number of units sold | shares										1,875,000
Purchase price per unit | $ / shares										$ 10.00